Property and Equipment - Summary of Depreciation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 6,165	$ 5,646	$ 6,500
Cost of Revenue [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	5,848	5,003	5,652
General and administrative expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	306	628	715
Sales and marketing expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	5	7	123
Research and Development Expense [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 6	$ 8	$ 10